Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2017
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives description	Over the shorter of lease term or the estimated useful lives of the assets
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years